General (Details)	1 Months Ended	12 Months Ended
	Mar. 28, 2017	Dec. 31, 2020
Disclosure of general hedge accounting [text block] [Abstract]
Percentage of grant	20.00%
Terms and conditions for receipt of the grant, description	The receipt of the Grant is subject to certain terms and conditions, including those outlined under the Israeli Encouragement of Capital Investment Law,1959. The terms and conditions include, inter alia, the following: (a) at least 24% of the investments in the planned manufacturing facility’s fixed assets will be financed by additional share capital; (b) the Company will maintain its intellectual property and manufacturing facility in Israel for a period of at least 10 years.
Description of financial information		the Company incurred a loss of NIS 4,455 ($ 1,386) and negative cash flows from operating activities of NIS 72,539 ($ 22,562) and it has an accumulated deficit of NIS 324,793 ($ 101,024) as of that date.